UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2020

CLEARBRIDGE

SMALL CAP FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Fund for the six-month reporting period ended April 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

II	ClearBridge Small Cap Fund

Performance review

For the six months ended April 30, 2020, Class C shares of ClearBridge Small Cap Fund, excluding sales charges, returned -21.71%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned -15.47% for the same period. The Lipper Small-Cap Core Funds Category Averageii returned -19.34% over the same time frame.

Performance Snapshot as of April 30, 2020 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Fund:
Class A	-21.43%
Class A2	-21.49%
Class C	-21.71%
Class FI	-21.48%
Class R	-21.59%
Class I	-21.34%
Class IS	-21.28%
Russell 2000 Index	-15.47%
Lipper Small-Cap Core Funds Category Average	-19.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.23%, 1.40%, 1.94%, 1.34%, 1.59%, 1.00% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses for Class IS shares will not exceed the ratio of total annual operating expenses for Class I shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager has also agreed to

ClearBridge Small Cap Fund	III

Performance review (cont’d)

voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses to average net assets will not exceed 1.29% for Class A2 shares. This arrangement is expected to continue until December 31, 2021 but may be terminated at any time by the manager. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

RISKS: Equity securities are subject to market and price fluctuations. Small-cap stocks involve greater risks and volatility than mid-and large-cap stocks. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	ClearBridge Small Cap Fund

i

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 925 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Small Cap Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2020 and October 31, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six months ended April 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-21.43%	$1,000.00	$785.70	1.07%	$4.75	Class A	5.00%	$1,000.00	$1,019.54	1.07%	$5.37
Class A2	-21.49	1,000.00	785.10	1.24	5.50	Class A2	5.00	1,000.00	1,018.70	1.24	6.22
Class C	-21.71	1,000.00	782.90	1.84	8.16	Class C	5.00	1,000.00	1,015.71	1.84	9.22
Class FI	-21.48	1,000.00	785.20	1.19	5.28	Class FI	5.00	1,000.00	1,018.95	1.19	5.97
Class R	-21.59	1,000.00	784.10	1.47	6.52	Class R	5.00	1,000.00	1,017.55	1.47	7.37
Class I	-21.34	1,000.00	786.60	0.86	3.82	Class I	5.00	1,000.00	1,020.59	0.86	4.32
Class IS	-21.28	1,000.00	787.20	0.73	3.24	Class IS	5.00	1,000.00	1,021.23	0.73	3.67

2	ClearBridge Small Cap Fund 2020 Semi-Annual Report

[1]	For the six months ended April 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2020

ClearBridge Small Cap Fund

Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 3.3%
Interactive Media & Services — 1.3%
QuinStreet Inc.	1,247,370	$12,673,279	*
Media — 2.0%
Gray Television Inc.	1,699,996	19,736,954	*
Total Communication Services		32,410,233
Consumer Discretionary — 11.2%
Diversified Consumer Services — 2.4%
K12 Inc.	744,680	16,911,683	*
Service Corp. International	180,713	6,639,395
Total Diversified Consumer Services		23,551,078
Hotels, Restaurants & Leisure — 1.6%
Everi Holdings Inc.	1,270,000	6,286,500	*
Texas Roadhouse Inc.	192,710	9,074,714
Total Hotels, Restaurants & Leisure		15,361,214
Household Durables — 0.8%
Helen of Troy Ltd.	47,500	7,803,300	*
Specialty Retail — 5.8%
Aaron’s Inc.	470,320	15,007,911
Hudson Ltd., Class A Shares	1,091,884	5,350,232	*
Lithia Motors Inc., Class A Shares	76,170	8,421,355
Monro Inc.	178,653	9,913,455
Murphy USA Inc.	161,837	17,284,192	*
Total Specialty Retail		55,977,145
Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries Inc.	138,400	5,801,728
Total Consumer Discretionary		108,494,465
Consumer Staples — 4.9%
Beverages — 0.7%
MGP Ingredients Inc.	173,000	6,527,290
Food & Staples Retailing — 2.3%
Sprouts Farmers Market Inc.	1,075,309	22,344,921	*
Food Products — 1.3%
Sanderson Farms Inc.	97,000	13,205,580
Personal Products — 0.6%
Inter Parfums Inc.	125,909	5,626,873
Total Consumer Staples		47,704,664

See Notes to Financial Statements.

4	ClearBridge Small Cap Fund 2020 Semi-Annual Report

ClearBridge Small Cap Fund

Security	Shares	Value
Energy — 3.0%
Energy Equipment & Services — 0.4%
Helmerich & Payne Inc.	195,000	$3,855,150
Smart Sand Inc.	119,716	99,364	*
Total Energy Equipment & Services		3,954,514
Oil, Gas & Consumable Fuels — 2.6%
Brigham Minerals Inc., Class A Shares	563,120	7,258,617
International Seaways Inc.	755,000	18,271,000
Total Oil, Gas & Consumable Fuels		25,529,617
Total Energy		29,484,131
Financials — 15.3%
Banks — 7.5%
Bank OZK	630,470	14,261,231
CVB Financial Corp.	427,000	8,875,195
First Interstate BancSystem Inc., Class A Shares	352,161	11,903,042
Great Western Bancorp Inc.	363,000	6,824,400
TriState Capital Holdings Inc.	637,303	9,062,449	*
WesBanco Inc.	381,460	9,414,433
Wintrust Financial Corp.	302,711	12,683,591
Total Banks		73,024,341
Capital Markets — 1.1%
Blucora Inc.	753,440	10,600,901	*
Consumer Finance — 2.5%
Encore Capital Group Inc.	492,220	12,787,876	*
OneMain Holdings Inc.	289,573	7,010,562
Oportun Financial Corp.	552,600	4,133,448	*
Total Consumer Finance		23,931,886
Insurance — 2.0%
Assured Guaranty Ltd.	340,003	10,108,289
ProAssurance Corp.	436,275	9,331,922
Total Insurance		19,440,211
Thrifts & Mortgage Finance — 2.2%
Essent Group Ltd.	322,000	8,797,040
Washington Federal Inc.	466,895	12,484,772
Total Thrifts & Mortgage Finance		21,281,812
Total Financials		148,279,151
Health Care — 17.0%
Biotechnology — 3.2%
Akebia Therapeutics Inc.	1,140,170	9,235,377	*

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2020

ClearBridge Small Cap Fund

Security	Shares	Value
Biotechnology — continued
Amarin Corp. PLC, ADR	1,694,406	$12,894,430	*
Amicus Therapeutics Inc.	777,920	9,187,235	*
Total Biotechnology		31,317,042
Health Care Equipment & Supplies — 2.1%
Quotient Ltd.	2,202,746	20,386,414	*
Health Care Providers & Services — 7.9%
Acadia Healthcare Co. Inc.	745,000	17,887,450	*
Covetrus Inc.	950,000	11,295,500	*
Encompass Health Corp.	208,390	13,805,838
HealthEquity Inc.	324,700	18,270,869	*
R1 RCM Inc.	1,506,370	15,545,738	*
Total Health Care Providers & Services		76,805,395
Health Care Technology — 1.0%
Health Catalyst Inc.	355,040	9,468,917	*
Life Sciences Tools & Services — 1.2%
Syneos Health Inc.	209,253	11,674,225	*
Pharmaceuticals — 1.6%
Aerie Pharmaceuticals Inc.	471,590	7,187,031	*
Intra-Cellular Therapies Inc.	435,000	7,686,450	*
Total Pharmaceuticals		14,873,481
Total Health Care		164,525,474
Industrials — 12.5%
Aerospace & Defense — 0.8%
Cubic Corp.	195,000	7,450,950
Airlines — 1.0%
SkyWest Inc.	317,000	9,811,150
Machinery — 2.0%
EnPro Industries Inc.	230,960	10,474,036
Evoqua Water Technologies Corp.	575,000	9,228,750	*
Total Machinery		19,702,786
Professional Services — 1.2%
ICF International Inc.	163,002	11,987,167
Road & Rail — 2.4%
Landstar System Inc.	94,319	9,744,096
Marten Transport Ltd.	589,091	13,207,420
Total Road & Rail		22,951,516
Trading Companies & Distributors — 5.1%
Foundation Building Materials Inc.	621,280	7,268,976	*
GATX Corp.	138,894	8,236,414
MRC Global Inc.	932,160	4,996,378	*

See Notes to Financial Statements.

6	ClearBridge Small Cap Fund 2020 Semi-Annual Report

ClearBridge Small Cap Fund

Security	Shares	Value
Trading Companies & Distributors — continued
Rush Enterprises Inc., Class A Shares	231,000	$8,662,500
Textainer Group Holdings Ltd.	894,123	7,850,400	*
Triton International Ltd.	387,581	12,007,259
Total Trading Companies & Distributors		49,021,927
Total Industrials		120,925,496
Information Technology — 17.2%
Electronic Equipment, Instruments & Components — 2.7%
Itron Inc.	250,120	17,463,378	*
nLight Inc.	529,970	8,352,327	*
Total Electronic Equipment, Instruments & Components		25,815,705
IT Services — 6.4%
CSG Systems International Inc.	223,000	10,833,340
EVERTEC Inc.	514,438	13,035,859
NIC Inc.	307,000	7,438,610
Switch Inc., Class A Shares	527,000	9,048,590
TTEC Holdings Inc.	231,000	9,004,380
WNS Holdings Ltd., ADR	261,804	12,789,125	*
Total IT Services		62,149,904
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries Inc.	262,004	14,567,422	*
Semtech Corp.	314,002	14,205,451	*
Tower Semiconductor Ltd.	686,999	13,214,426	*
Total Semiconductors & Semiconductor Equipment		41,987,299
Software — 3.7%
2U Inc.	412,635	9,800,081	*
CommVault Systems Inc.	388,000	16,563,720	*
Rapid7 Inc.	215,290	9,806,460	*
Total Software		36,170,261
Total Information Technology		166,123,169
Materials — 2.8%
Containers & Packaging — 1.7%
Silgan Holdings Inc.	480,000	16,560,000
Metals & Mining — 1.1%
Commercial Metals Co.	660,000	10,520,400
Total Materials		27,080,400
Real Estate — 6.2%
Equity Real Estate Investment Trusts (REITs) — 6.2%
Brandywine Realty Trust	825,000	9,207,000
Kite Realty Group Trust	844,650	8,640,770
Lexington Realty Trust	1,490,003	15,570,531

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2020

ClearBridge Small Cap Fund

Security		Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Outfront Media Inc.		493,970	$7,750,389
Physicians Realty Trust		847,130	13,062,745
RLJ Lodging Trust		667,000	6,196,430
Total Real Estate			60,427,865
Utilities — 4.2%
Electric Utilities — 1.0%
PNM Resources Inc.		221,938	8,986,270
Independent Power and Renewable Electricity Producers — 1.6%
NextEra Energy Partners LP		310,600	15,620,074
Multi-Utilities — 1.6%
Black Hills Corp.		253,180	15,681,969
Total Utilities			40,288,313
Total Common Stocks (Cost — $967,493,856)			945,743,361
Investments in Underlying Funds — 1.1%
Main Street Capital Corp.		248,640	6,484,531	(a)
PennantPark Investment Corp.		1,343,997	4,341,111	(a)
Total Investments in Underlying Funds (Cost — $17,662,404)			10,825,642
Total Investments before Short-Term Investments (Cost — $985,156,260)			956,569,003

	Rate
Short-Term Investments — 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.184%	9,457,605	9,457,605
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.217%	2,364,401	2,364,401	(b)
Total Short-Term Investments (Cost — $11,822,006)			11,822,006
Total Investments — 99.9% (Cost — $996,978,266)			968,391,009
Other Assets in Excess of Liabilities — 0.1%			486,156
Total Net Assets — 100.0%			$968,877,165

*	Non-income producing security.

(a)	Security is a business development company (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At April 30, 2020, the total market value of investments in Affiliated Companies was $2,364,401 and the cost was $2,364,401 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Small Cap Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $994,613,865)	$966,026,608
Investments in affiliated securities, at value (Cost — $2,364,401)	2,364,401
Receivable for Fund shares sold	3,440,838
Receivable for securities sold	844,077
Dividends and interest receivable	188,266
Other assets	10,303
Prepaid expenses	69,130
Total Assets	972,943,623

Liabilities:
Payable for Fund shares repurchased	2,188,701
Payable for securities purchased	1,028,004
Investment management fee payable	473,218
Service and/or distribution fees payable	96,365
Trustees’ fees payable	12,098
Accrued expenses	268,072
Total Liabilities	4,066,458
Total Net Assets	$968,877,165

Net Assets:
Par value (Note 7)	$257
Paid-in capital in excess of par value	1,099,292,178
Total distributable earnings (loss)	(130,415,270)
Total Net Assets	$968,877,165

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2020

Net Assets:
Class A	$277,621,356
Class A2	$41,185,519
Class C	$46,439,850
Class FI	$2,588,283
Class R	$5,400,435
Class I	$390,848,519
Class IS	$204,793,203

Shares Outstanding:
Class A	9,493,631
Class A2	1,424,669
Class C	1,712,014
Class FI	59,185
Class R	127,127
Class I	8,445,613
Class IS	4,414,574

Net Asset Value:
Class A (and redemption price)	$29.24
Class A2 (and redemption price)	$28.91
Class C*	$27.13
Class FI (and redemption price)	$43.73
Class R (and redemption price)	$42.48
Class I (and redemption price)	$46.28
Class IS (and redemption price)	$46.39
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$31.02
Class A2 (based on maximum initial sales charge of 5.75%)	$30.67

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2020

Investment Income:
Dividends	$9,226,824
Interest from unaffiliated investments	216,831
Interest from affiliated investments	40,199
Total Investment Income	9,483,854

Expenses:
Investment management fee (Note 2)	4,036,973
Service and/or distribution fees (Notes 2 and 5)	835,843
Transfer agent fees (Note 5)	576,723
Trustees’ fees	107,459
Registration fees	68,043
Legal fees	50,101
Fund accounting fees	39,633
Audit and tax fees	26,358
Shareholder reports	16,237
Insurance	5,780
Custody fees	5,617
Miscellaneous expenses	5,008
Total Expenses	5,773,775
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(130,811)
Net Expenses	5,642,964
Net Investment Income	3,840,890

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(98,108,857)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(161,756,574)
Net Loss on Investments	(259,865,431)
Decrease in Net Assets From Operations	$(256,024,541)

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2020 (unaudited) and the Year Ended October 31, 2019	2020	2019

Operations:
Net investment income	$3,840,890	$4,461,062
Net realized gain (loss)	(98,108,857)	39,447,200
Change in net unrealized appreciation (depreciation)	(161,756,574)	(983,694)
Increase (Decrease) in Net Assets From Operations	(256,024,541)	42,924,568

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(45,268,122)	(92,730,059)
Decrease in Net Assets From Distributions to Shareholders	(45,268,122)	(92,730,059)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	258,707,741	724,642,299
Reinvestment of distributions	39,386,494	89,339,047
Cost of shares repurchased	(246,604,651)	(623,157,479)
Increase in Net Assets From Fund Share Transactions	51,489,584	190,823,867
Increase (Decrease) in Net Assets	(249,803,079)	141,018,376

Net Assets:
Beginning of period	1,218,680,244	1,077,661,868
End of period	$968,877,165	$1,218,680,244

See Notes to Financial Statements.

12	ClearBridge Small Cap Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$38.90	$41.95	$42.96	$35.05	$33.68	$40.51

Income (loss) from operations:
Net investment income	0.10	0.16	0.01	0.02	0.10	0.01
Net realized and unrealized gain (loss)	(7.97)	1.04	1.59	9.14	2.95	0.29
Total income (loss) from operations	(7.87)	1.20	1.60	9.16	3.05	0.30

Less distributions from:
Net investment income	(0.20)	—	—	—	—	—
Net realized gains	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)
Total distributions	(1.79)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)

Net asset value, end of period	$29.24	$38.90	$41.95	$42.96	$35.05	$33.68
Total return[3]	(21.43)%	3.52%	4.10%	26.51%	9.60%	0.95%[4]

Net assets, end of period (000s)	$277,621	$374,614	$125,709	$138,533	$62,783	$34,913

Ratios to average net assets:
Gross expenses	1.09%[5]	1.10%	1.11%	1.09%	1.07%	1.07%
Net expenses[6,7]	1.07 [5]	1.08	1.09	1.07	1.05	1.05
Net investment income	0.57 [5]	0.41	0.03	0.06	0.29	0.02

Portfolio turnover rate	24%	38%	48%	47%[8]	35%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.53% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$38.45	$41.58	$42.68	$34.90	$33.61	$40.50

Income (loss) from operations:
Net investment income (loss)	0.07	0.08	(0.09)	(0.10)	0.01	(0.10)
Net realized and unrealized gain (loss)	(7.89)	1.04	1.60	9.13	2.96	0.34
Total income (loss) from operations	(7.82)	1.12	1.51	9.03	2.97	0.24

Less distributions from:
Net investment income	(0.13)	—	—	—	—	—
Net realized gains	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)
Total distributions	(1.72)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)

Net asset value, end of period	$28.91	$38.45	$41.58	$42.68	$34.90	$33.61
Total return[3]	(21.49)%	3.34%	3.91%	26.25%	9.37%	0.77%[4]

Net assets, end of period (000s)	$41,186	$43,010	$26,374	$10,776	$1,474	$504

Ratios to average net assets:
Gross expenses	1.26%[5]	1.29%[6]	1.31%[6]	1.41%[6]	1.68%	1.77%
Net expenses[7,8]	1.24 [5]	1.27 [6]	1.29 [6]	1.29 [6]	1.29	1.29
Net investment income (loss)	0.40 [5]	0.20	(0.21)	(0.24)	0.03	(0.30)

Portfolio turnover rate	24%	38%	48%	47%[9]	35%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.56% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.29%. This voluntary expense limitation arrangement is expected to continue until December 31, 2021, but may be terminated at any time by the manager. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$36.16	$39.54	$40.92	$33.69	$32.68	$39.78

Income (loss) from operations:
Net investment loss	(0.03)	(0.12)	(0.27)	(0.23)	(0.16)	(0.27)
Net realized and unrealized gain (loss)	(7.41)	0.99	1.50	8.71	2.85	0.30
Total income (loss) from operations	(7.44)	0.87	1.23	8.48	2.69	0.03

Less distributions from:
Net realized gains	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)
Total distributions	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)

Net asset value, end of period	$27.13	$36.16	$39.54	$40.92	$33.69	$32.68
Total return[3]	(21.71)%	2.83%	3.36%	25.54%	8.75%	0.16%[4]

Net assets, end of period (000s)	$46,440	$76,816	$386,146	$441,601	$418,166	$486,052

Ratios to average net assets:
Gross expenses	1.86%[5]	1.81%	1.82%	1.84%	1.86%	1.87%
Net expenses[6,7]	1.84 [5]	1.79	1.80	1.82	1.84	1.85
Net investment loss	(0.20) [5]	(0.34)	(0.68)	(0.61)	(0.49)	(0.78)

Portfolio turnover rate	24%	38%	48%	47%[8]	35%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.24)% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$57.24	$59.73	$60.11	$48.70	$46.17	$52.95

Income (loss) from operations:
Net investment income (loss)	0.12	0.15	(0.06)	0.07	(0.00) [3]	(0.05)
Net realized and unrealized gain (loss)	(11.99)	1.61	2.29	12.59	4.21	0.40
Total income (loss) from operations	(11.87)	1.76	2.23	12.66	4.21	0.35

Less distributions from:
Net investment income	(0.05)	—	—	—	—	—
Net realized gains	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)
Total distributions	(1.64)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)

Net asset value, end of period	$43.73	$57.24	$59.73	$60.11	$48.70	$46.17
Total return[4]	(21.48)%	3.40%	3.98%	26.29%	9.47%	0.83%[5]

Net assets, end of period (000s)	$2,588	$3,707	$3,649	$3,756	$10,014	$1,154

Ratios to average net assets:
Gross expenses	1.21%[6]	1.21%	1.24%	1.19%	1.12%	1.21%
Net expenses[7,8]	1.19 [6]	1.19	1.22	1.17	1.10	1.19
Net investment income (loss)	0.45 [6]	0.27	(0.11)	0.13	(0.01)	(0.11)

Portfolio turnover rate	24%	38%	48%	47%[9]	35%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.41% for the year ended October 31, 2015.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$55.68	$58.35	$58.89	$47.74	$45.43	$52.34

Income (loss) from operations:
Net investment income (loss)	0.04	0.02	(0.17)	(0.08)	(0.04)	(0.18)
Net realized and unrealized gain (loss)	(11.65)	1.56	2.24	12.48	4.03	0.40
Total income (loss) from operations	(11.61)	1.58	2.07	12.40	3.99	0.22

Less distributions from:
Net realized gains	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)
Total distributions	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)

Net asset value, end of period	$42.48	$55.68	$58.35	$58.89	$47.74	$45.43
Total return[3]	(21.59)%	3.16%	3.80%	26.23%	9.17%	0.53%[4]

Net assets, end of period (000s)	$5,400	$7,200	$7,745	$5,920	$3,388	$3,691

Ratios to average net assets:
Gross expenses	1.49%[5]	1.46%	1.43%	1.46%	1.46%	1.48%
Net expenses[6,7]	1.47 [5]	1.44	1.41	1.28	1.44	1.47
Net investment income (loss)	0.17 [5]	0.04	(0.30)	(0.14)	(0.10)	(0.39)

Portfolio turnover rate	24%	38%	48%	47%[8]	35%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$60.56	$62.73	$62.77	$50.60	$47.76	$54.36

Income (loss) from operations:
Net investment income	0.22	0.38	0.17	0.18	0.25	0.10
Net realized and unrealized gain (loss)	(12.67)	1.70	2.40	13.24	4.27	0.43
Total income (loss) from operations	(12.45)	2.08	2.57	13.42	4.52	0.53

Less distributions from:
Net investment income	(0.24)	—	—	—	—	—
Net realized gains	(1.59)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)
Total distributions	(1.83)	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)

Net asset value, end of period	$46.28	$60.56	$62.73	$62.77	$50.60	$47.76
Total return[3]	(21.34)%	3.77%	4.36%	26.79%	9.86%	1.15%[4]

Net assets, end of period (000s)	$390,849	$490,102	$315,664	$224,183	$130,704	$81,560

Ratios to average net assets:
Gross expenses	0.88%[5]	0.87%	0.86%	0.87%	0.84%	0.88%
Net expenses[6,7]	0.86 [5]	0.85	0.84	0.85	0.82	0.86
Net investment income	0.78 [5]	0.63	0.26	0.31	0.52	0.21

Portfolio turnover rate	24%	38%	48%	47%[8]	35%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.81% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017[3]

Net asset value, beginning of period	$60.71	$62.82	$62.78	$58.39

Income (loss) from operations:
Net investment income	0.24	0.44	0.24	0.01
Net realized and unrealized gain (loss)	(12.67)	1.70	2.41	4.38
Total income (loss) from operations	(12.43)	2.14	2.65	4.39

Less distributions from:
Net investment income	(0.30)	—	—	—
Net realized gains	(1.59)	(4.25)	(2.61)	—
Total distributions	(1.89)	(4.25)	(2.61)	—

Net asset value, end of period	$46.39	$60.71	$62.82	$62.78
Total return[4]	(21.28)%	3.86%	4.50%	7.52%

Net assets, end of period (millions)	$205	$223	$212	$217

Ratios to average net assets:
Gross expenses	0.75%[5]	0.75%	0.75%	0.81%[5]
Net expenses[6,7]	0.73 [5]	0.73	0.73	0.79 [5]
Net investment income	0.87 [5]	0.74	0.38	0.17 [5]

Portfolio turnover rate	24%	38%	48%	47%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]	For the period September 8, 2017 (inception date) to October 31, 2017.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	For the year ended October 31, 2017.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

20	ClearBridge Small Cap Fund 2020 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$945,743,361	—	—	$945,743,361
Investments in Underlying Funds	10,825,642	—	—	10,825,642
Total Long-Term Investments	956,569,003	—	—	956,569,003
Short-Term Investments†	11,822,006	—	—	11,822,006
Total Investments	$968,391,009	—	—	$968,391,009

†	See Schedule of Investments for additional detailed categorizations.

(b) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is

22	ClearBridge Small Cap Fund 2020 Semi-Annual Report

determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

ClearBridge Small Cap Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to it by ClearBridge. ClearBridge, LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The Fund’s agreement with ClearBridge provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements are not subject to recapture.

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A2 shares did not exceed 1.29%. This voluntary expense limitation arrangement is expected to continue until December 31, 2021, but may be terminated at any time by ClearBridge.

As a result of an expense limitation arrangement between the Fund and ClearBridge, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of

24	ClearBridge Small Cap Fund 2020 Semi-Annual Report

total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2020, fees waived and/or expenses reimbursed amounted to $130,811, which included an affiliated money market fund waiver of $515.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2020, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge. For the six months ended April 30, 2020, ClearBridge did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$6,975	$57,110	—
CDSCs	100	52	$1,774

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred

ClearBridge Small Cap Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$297,390,235
Sales	265,760,248

At April 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$996,978,266	$130,761,287	$(159,348,544)	$(28,587,257)

4. Derivative instruments and hedging activities

During the six months ended April 30, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

26	ClearBridge Small Cap Fund 2020 Semi-Annual Report

For the six months ended April 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$436,447	†	$158,043
Class A2	55,040		56,601
Class C	323,331	†	35,934
Class FI	4,246		3,534
Class R	16,779		8,139
Class I	—		313,880
Class IS	—		592
Total	$835,843		$576,723

†

Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2020, the service and/or distribution fees reimbursed amounted to $67 and $931 for Class A and Class C shares, respectively.

For the six months ended April 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$38,856
Class A2	5,018
Class C	7,984
Class FI	374
Class R	746
Class I	53,825
Class IS	24,008
Total	$130,811

6. Distributions to shareholders by class

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Net Investment Income:
Class A	$1,966,457	—
Class A2	162,372	—
Class C	—	—
Class FI	3,541	—
Class R	—	—
Class I	2,103,900	—
Class IS	1,063,731	—
Total	$5,300,001	—

ClearBridge Small Cap Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Net Realized Gains:
Class A	$15,262,905	$12,577,542
Class A2	1,832,796	2,852,972
Class C	3,285,063	40,975,336
Class FI	103,615	261,737
Class R	206,087	565,288
Class I	13,666,306	21,628,987
Class IS	5,611,349	13,868,197
Total	$39,968,121	$92,730,059

7. Shares of beneficial interest

At April 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	538,935	$19,840,943	7,738,130	$304,618,704
Shares issued on reinvestment	417,741	16,576,091	309,070	11,299,598
Shares repurchased	(1,092,675)	(37,360,872)	(1,414,113)	(54,115,569)
Net increase (decrease)	(135,999)	$(943,838)	6,633,087	$261,802,733

Class A2
Shares sold	360,946	$12,139,719	530,728	$20,136,221
Shares issued on reinvestment	50,946	1,995,168	78,811	2,852,972
Shares repurchased	(105,797)	(3,507,245)	(125,197)	(4,731,192)
Net increase	306,095	$10,627,642	484,342	$18,258,001

Class C
Shares sold	88,812	$2,997,550	292,475	$10,210,822
Shares issued on reinvestment	85,687	3,139,564	1,188,127	40,622,048
Shares repurchased	(586,798)	(20,000,512)	(9,121,844)	(333,226,820)
Net decrease	(412,299)	$(13,863,398)	(7,641,242)	$(282,393,950)

28	ClearBridge Small Cap Fund 2020 Semi-Annual Report

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class FI
Shares sold	16,583	$908,064	41,893	$2,285,129
Shares issued on reinvestment	1,815	107,156	4,861	261,737
Shares repurchased	(23,972)	(1,329,315)	(43,091)	(2,446,753)
Net increase (decrease)	(5,574)	$(314,095)	3,663	$100,113

Class R
Shares sold	14,534	$752,973	28,312	$1,548,580
Shares issued on reinvestment	3,449	197,634	10,502	551,234
Shares repurchased	(20,169)	(1,014,879)	(42,234)	(2,272,884)
Net decrease	(2,186)	$(64,272)	(3,420)	$(173,070)

Class I
Shares sold	3,323,863	$171,858,758	5,879,394	$346,673,970
Shares issued on reinvestment	170,590	10,696,067	350,119	19,883,262
Shares repurchased	(3,141,355)	(151,886,107)	(3,168,906)	(188,723,789)
Net increase	353,098	$30,668,718	3,060,607	$177,833,443

Class IS
Shares sold	1,213,673	$50,209,734	672,314	$39,168,873
Shares issued on reinvestment	106,087	6,674,814	243,815	13,868,196
Shares repurchased	(581,924)	(31,505,721)	(620,352)	(37,640,472)
Net increase	737,836	$25,378,827	295,777	$15,396,597

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended April 30, 2020. The following transactions were effected in shares of such company for the six months ended April 30, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$37,232,067	37,232,067	$34,867,666	34,867,666

ClearBridge Small Cap Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$40,199	—	$2,364,401

9. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, ClearBridge, LMPFA and Western Asset, each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated in the latter part of 2020.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management, sub-administration and subadvisory agreements. Therefore, the Fund’s Board has approved new management, sub-administration and subadvisory agreements; the management and subadvisory agreements will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

30	ClearBridge Small Cap Fund 2020 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment advisory and management agreement (the “Management Agreement”) with ClearBridge Investments, LLC (the “Manager”) and the sub-advisory agreement (“Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under the Sub-Advisory Agreement. (The Management Agreement and the Sub-Advisory Agreement are jointly referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and Western Asset. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and Western Asset to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Sub-Advisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and available to be provided by Western Asset under the Management and Sub-Advisory Agreements, respectively. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by affiliates of the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager and its affiliates in its management of the Fund’s affairs. The Board’s evaluation of the services provided by the Manager and its affiliates took into

ClearBridge Small Cap Fund	31

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Manager and the capabilities of Western Asset. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered the brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one-, three- and five-year periods ended June 30, 2019 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board further noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the services provided by the Manager. The Board reviewed the subadvisory fee,

32	ClearBridge Small Cap Fund

noting that the Manager, and not the Fund, would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager charged any of its U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first quintile) and the actual total expense ratio was lower than the Broadridge expense group median and the expense universe median (first quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class A, Class C and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2015 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during Legg Mason’s 2015 through 2019 fiscal years and the effect of breakpoints during the 2018 and 2019 fiscal years. Given the asset size of the Fund and the complex and the

ClearBridge Small Cap Fund	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

34	ClearBridge Small Cap Fund

Board approval of new management and

new subadvisory agreements (unaudited)

At a meeting held on April 6, 2020, the Fund’s Board of Trustees (the “Board”) approved a new investment advisory and management agreement (the “Management Agreement”) with ClearBridge Investments, LLC (the “Manager”) and a new sub-advisory agreement (“Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under the Sub-Advisory Agreement. (The Management Agreement and the Sub-Advisory Agreement are jointly referred to as the “Agreements.”) The meeting was held telephonically based on exemptive relief issued by the Securities and Exchange Commission, with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.

On March 9, 2020, during a telephonic meeting of the Board, the Board met with representatives of Legg Mason, Inc. (“Legg Mason”), the parent company of the Manager and Western Asset, and representatives of Franklin Resources, Inc. (“Franklin Templeton”) to discuss Franklin Templeton’s acquisition of Legg Mason (the “Transaction”). The Board was advised that the Transaction would constitute a change of control under the Investment Company Act of 1940, as amended (the “1940 Act”), that would result in the termination of the Fund’s existing investment advisory and management agreement and sub-advisory agreement (the “Existing Agreements”). On March 31, 2020 and April 2, 2020, the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by Legg Mason, Franklin Templeton, the Manager and Western Asset to assist the Board, and in particular the Independent Trustees, in considering the Agreements. During the April 2 meeting, the Independent Trustees also met with the Chief Executive Officer of the Manager. On April 6, 2020, the Board received a presentation from senior Fund management and representatives from Franklin Templeton and reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering the Agreements. Prior to the Board’s approval of the Agreements, as a part of the April 6 meeting the Independent Trustees further discussed the Agreements in an executive session with independent legal counsel and recommended their approval.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that the terms of the Agreements are identical to the Existing Agreements, except for the dates of execution, effectiveness and termination, and that the Board had considered and approved the renewal of the Existing Agreements in November 2019. The Board also considered that the Existing Agreements are the product of multiple years of review and

ClearBridge Small Cap Fund	35

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

negotiation and information received and considered by the Board in the exercise of its business judgment during those years. The Board further considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Sub-Advisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve the Agreements.

In evaluating the Agreements, the Board considered the information previously provided for the November 2019 renewal of the Existing Agreements, updated with more recent statistics, information and representations. Among such information was the nature, extent and quality of services provided to the Fund by the Manager and available to be provided by Western Asset under the Management and Sub-Advisory Agreements, respectively, and information regarding the administrative and other services rendered to the Fund and its shareholders by affiliates of the Manager. The Board noted that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Western Asset, including compliance and other non-advisory services. The Board also considered information received at regular meetings throughout the year. The Board’s evaluation of the services provided by the Manager and its affiliates took into account Franklin Templeton’s plans and intentions regarding the Fund and Legg Mason’s asset management business, including the preservation and continued operational and investment autonomy of the investment advisory businesses conducted by the Manager and Western Asset. The Board also considered its knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Manager and the capabilities of Western Asset. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including liquidity management programs and cybersecurity programs. The Board also considered information about Franklin Templeton’s compliance and risk management programs.

The Board noted that it had reviewed the qualifications, backgrounds and responsibilities of the senior personnel currently serving the Fund and had met and reviewed the backgrounds and qualifications of the senior personnel of Franklin Templeton responsible for the management of the advisory business. The Board considered that Legg Mason had put in place retention incentives for key personnel at the sub-administrator of the Fund until the

36	ClearBridge Small Cap Fund

Transaction closes and Franklin Templeton had provided long-term retention mechanisms for certain personnel, and that Franklin Templeton had represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction. The Board considered Franklin Templeton’s and the Manager’s commitment to an effective transition and to continued high quality investment management and shareholder services following the Transaction.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the year-end dates selected and the selection of a peer group and, therefore, recognized its limitations. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers and senior managers of the Manager at in-person meetings during the year to discuss the factors affecting the Fund’s performance and changes in investment processes.

The Board noted that the Fund’s performance for the one-, three- and five-year periods ended December 31, 2019 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the ten-year period ended December 31, 2019 placed the Class I Shares in the third quintile. The Board also reviewed updated performance information. In addition, based on their review of materials provided and assurances received, the Board determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided. Based upon the above and on its evaluation of the factors of the nature, extent and quality of services and performance, the Board concluded that it was in the best interests of the Fund to approve the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the services provided by the Manager. The Board considered that the new Management Agreement does not change the Fund’s management fee rate or the computation method for calculating such fees. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to

ClearBridge Small Cap Fund	37

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver continued until December 31, 2021 and Franklin Templeton’s statement that it had no current intention to change that waiver after its expiration. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the transaction would not increase the total fees payable by the Fund for management services.

The Board received and reviewed an analysis of Legg Mason complex-wide management fees for Funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Manager reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first quintile) and the actual total expense ratio was lower than the Broadridge expense group median (first quintile) and lower than the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). It was noted that, while the Board has found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Board was provided an overview of the process followed in conducting the profitability study and received an updated report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019, which corresponds to Legg Mason’s fiscal year end, and for the period from September 2019 to February 2020. The Board also received certain information showing historical profitability for fiscal years 2016 through 2019. The Board noted that it previously had received a report from the independent consultant engaged by Legg Mason to assess the methodologies used by Legg Mason for its profitability study in connection with its review of the Existing Agreements. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

38	ClearBridge Small Cap Fund

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers and breakpoints during Legg Mason’s 2016 through 2019 fiscal years and for the pro forma fiscal year 2020. The Board noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Manager’s profitability from its relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Board noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward. The Board also considered the potential benefits to shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and having access to a greater array of investment opportunities. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. The Board also took note of information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement was in the best interests of the Fund.

ClearBridge Small Cap Fund	39

ClearBridge

Small Cap Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager/adviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Small Cap Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013671 6/20 SR20-3896

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2020